Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
American Conservative Values ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%	15.42%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	15.78%